Derivative Liabilities (Details) (USD $)							12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Warrant [Member]	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jul. 31, 2010 Warrant [Member]	Jul. 31, 2011 Warrants Isssued January To April 2011 [Member]	Apr. 30, 2013 Warrants Isssued July 2011 [Member]	Jul. 31, 2011 Warrants Isssued July 2011 [Member]	Apr. 30, 2013 Additional Warrants [Member]	Jul. 31, 2012 Additional Warrants [Member]	Jul. 31, 2011 Additional Warrants [Member]	Apr. 30, 2013 Warrant Fair Value [Member]	Jul. 31, 2012 Warrant Fair Value [Member]	Jul. 31, 2011 Warrant Fair Value [Member]	Apr. 30, 2013 Warrant Exercised [Member]	Jul. 31, 2012 Warrant Exercised [Member]	Jul. 31, 2012 Warrants Isssued February 2012 [Member]	Apr. 30, 2013 Warrants Isssued December 2012 [Member]
Balance - Derivative warrant liability		$ 3,436,312	$ 4,081,627	$ 8,745,508		$ 5,679,721
Additional warrants issued in financing							3,415,536	624,797	1,871,167	7,484,550	1,548,813	3,867,678	(6,400,428)	(793,706)	(6,088,594)	(3,116,589)	(7,230,734)	1,811,746	762,355
Balance - Derivative warrant liability Value		$ 3,436,312	$ 4,081,627	$ 8,745,508		$ 5,679,721
Outstanding, August 1, 2012	74,264,078	215,337,526	55,148,530	80,234,017	80,234,017	16,503,340
Warrants Issued							16,056,000	9,375,000	17,166,666	236,219,094	11,444,440	30,508,011						13,333,333	24,999,999
Warrants Exercised																(110,405,097)	(49,863,260)
Balance - Derivative warrant liability	74,264,078	215,337,526	55,148,530	80,234,017	80,234,017	16,503,340